INCOME TAX (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	[1]	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
Loss before income taxes		$ (8,956)	$ (13,765)	$ (8,753)	$ (10,186)	$ (22,721)	$ (18,939)	$ (25,895)	[2],[3],[4],[5]	$ (45,980)	[3],[6]
Expected federal income tax recovery calculated at 27%	[7]							(6,992)		(12,415)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit								(1,454)		2,019
Tax rates differences applicable to foreign subsidiaries								(143)		(632)
Adjustments related to prior years								958
Change valuation allowance								8,009		10,150
Foreign exchange								(378)		878
Income tax expense									[4]

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[2]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[3]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[4]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[6]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[7]	Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.